UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06342

Exact name of registrant as specified in charter:	Aberdeen Global Income Fund, Inc.

Address of principal executive offices:	1735 Market St, 32nd Floor Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia Aberdeen Asset Management Inc. 1735 Market Street, 32nd Floor Philadelphia, PA 19103

Registrant’s telephone number, including area code: 1-866-839-5233

Date of fiscal year end: October 31

Date of reporting period: July 31, 2012

Item 1 – Schedule of Investments

Portfolio of Investments (unaudited)

As of July 31, 2012

Principal Amount (000)	Description		Value (US$)
CORPORATE BONDS - 18.5%
AUSTRALIA - 3.5%
		CFS Retail Property Trust,
AUD	500	6.25%, 12/22/14	$543,431
		DnB NOR Boligkreditt,
AUD	500	6.25%, 6/08/16	551,134
		Kommunalbanken AS,
AUD	600	6.00%, 10/21/14	661,386
		National Capital Trust III,
AUD	500	4.4967%, 9/30/16 (a)(b)(c)	453,227
		St. George Bank Ltd.,
AUD	1,500	10.00%, 5/09/13 (a)(b)	1,640,745
		Wesfarmers Ltd.,
AUD	500	8.25%, 9/11/14	564,318

			4,414,241

BRAZIL - 1.3%
		Banco do Estado do Rio Grande do Sul,
USD	200	7.375%, 2/02/22 (d)	211,500
		Centrais Eletricas Brasileiras SA,
USD	200	5.75%, 10/27/21 (d)	224,500
		Odebrecht Finance Ltd.,
USD	220	7.50%, 9/14/15 (a)(c)(d)	233,200
		OGX Petroleo e Gas Participacoes SA,
USD	400	8.50%, 6/01/15 (a)(d)	352,500
		QGOG Atlantic,
USD	223	5.25%, 11/30/16 (a)(d)	231,556
		Rearden G Holdings EINS GmbH,
USD	190	7.875%, 3/30/15 (a)(d)	204,497
		Virgolino de Oliveira Finance Ltd.,
USD	200	11.75%, 2/09/17 (a)(d)	196,000

			1,653,753

CHINA - 0.8%
		China Overseas Finance Cayman Island II Ltd.,
USD	300	5.50%, 11/10/20 (a)(d)	321,864
		MCC Holding Hong Kong Corp. Ltd.,
USD	350	4.875%, 7/29/16 (d)	356,119
		Texhong Textile Group Ltd.,
USD	200	7.625%, 1/19/16 (d)	165,500
		Yancoal International Resources Development Co. Ltd.,
USD	200	5.73%, 5/16/22 (d)	204,338

			1,047,821

DOMINICAN REPUBLIC - 0.2%
		AES Andres Dominicana Ltd.,
USD	250	9.50%, 11/12/15 (a)(d)	260,937

EGYPT - 0.4%
		African Export-Import Bank,
USD	500	5.75%, 7/27/16	529,400

EL SALVADOR - 0.2%
		Telemovil Finance Co. Ltd.,
USD	300	8.00%, 10/01/14 (a)(d)	310,875

GEORGIA - 0.2%
		Georgian Oil and Gas Corp.,
USD	250	6.875%, 5/16/17 (d)	245,125

GUATEMALA - 0.3%
		Industrial Subordinated Trust,
USD	300	8.25%, 7/27/21 (d)	325,500

INDONESIA - 1.0%
		Adaro Indonesia PT,
USD	100	7.625%, 10/22/14 (a)(d)	106,880
		Indosat Palapa Co. BV,
USD	200	7.375%, 7/29/15 (a)(d)	223,500
		Majapahit Holding BV,
USD	330	7.75%, 10/17/16 (d)	383,625
		Pertamina Persero PT,
USD	500	4.875%, 5/03/22 (d)	525,000

			1,239,005

KAZAKHSTAN - 0.6%
		Halyk Savings Bank of Kazakhstan JSC,
USD	250	7.25%, 1/28/21 (d)	248,125
		Kazakhstan Temir Zholy Finance BV,
USD	200	6.95%, 7/10/42 (d)	221,000
		KazMunayGas National Co.,
USD	250	6.375%, 4/09/21 (d)	289,885

			759,010

MALAYSIA - 0.1%
		PETRONAS Capital Ltd.,
USD	110	7.875%, 5/22/22 (d)	154,786

MEXICO - 2.2%
		Bank of New York Mellon SA Institucion de Banca Multiple,
USD	443	9.625%, 5/02/18 (a)(d)	398,925

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2012

Principal Amount (000)	Description		Value (US$)
CORPORATE BONDS (continued)
MEXICO (continued)
		BBVA Bancomer SA,
USD	250	6.75%, 9/30/22 (a)(d)	$258,750
		Desarrolladora Homex SAB de CV,
USD	200	9.75%, 3/25/16 (a)(d)	208,000
		Pemex Project Funding Master Trust,
USD	230	5.75%, 3/01/18 (a)	267,375
		Pemex Project Funding Master Trust,
USD	350	6.625%, 6/15/35 (a)	448,857
		Pemex Project Funding Master Trust,
USD	240	6.625%, 6/15/38 (a)	307,788
		Petroleos Mexicanos,
USD	460	6.50%, 6/02/41 (a)(d)	581,900
		Servicios Corporativos Javer SAPI de CV,
USD	400	9.875%, 4/06/16 (a)(d)	382,000

			2,853,595

NETHERLANDS - 0.2%
		GTB Finance BV,
USD	250	7.50%, 5/19/16 (d)	258,750

NEW ZEALAND - 1.9%
		Deutsche Bank AG,
NZD	2,000	3.57%, 12/16/12 (a)(b)	1,563,301
		General Electric Capital Corp.,
NZD	1,000	6.75%, 9/26/16	868,410

			2,431,711

NIGERIA - 0.2%
		Access Finance BV,
USD	250	7.25%, 7/25/17 (d)	248,015

PERU - 0.4%
		Banco de Credito del Peru,
USD	330	4.75%, 3/16/16 (a)(d)	348,150
		Corp. Azucarera del Peru SA,
USD	150	6.375%, 8/02/17 (a)(d)	153,375

			501,525

RUSSIA - 2.3%
		Alfa Bank OJSC Via Alfa Bond Issuance PLC,
USD	200	7.75%, 4/28/21 (d)	206,000
		Alfa Bank OJSC Via Alfa Bond Issuance PLC,
USD	350	7.875%, 9/25/17 (d)	372,750
		Russian Agricultural Bank OJSC Via RSHB Capital SA,
USD	300	7.75%, 5/29/18 (d)	352,125
		RZD Capital Ltd.,
USD	107	5.739%, 4/03/17	117,242
		RZD Capital Ltd.,
RUB	30,000	8.30%, 4/02/19 (d)	940,788
		Sberbank of Russia Via SB Capital SA,
USD	300	6.125%, 2/07/22 (d)	326,100
		VimpelCom Holdings BV,
USD	250	7.5043%, 3/01/22 (d)	243,750
		VTB Bank OJSC Via VTB Capital SA,
USD	180	6.551%, 10/13/20 (d)	186,750
		VTB Bank OJSC Via VTB Capital SA,
USD	200	6.875%, 5/29/18 (d)	214,000

			2,959,505

SUPRANATIONAL - 1.0%
		International Bank for Reconstruction & Development,
NZD	1,500	7.50%, 7/30/14	1,319,245

TURKEY - 0.4%
		Turkiye Vakiflar Bankasi Tao,
USD	200	5.75%, 4/24/17 (d)	206,585
		Yasar Holdings SA Via Willow No. 2,
USD	300	9.625%, 10/07/13 (a)(d)	294,000

			500,585

UNITED ARAB EMIRATES - 0.9%
		Dubai Electricity & Water Authority,
USD	970	7.375%, 10/21/20 (d)	1,093,675

VENEZUELA - 0.4%
		Petroleos de Venezuela SA,
USD	540	8.50%, 11/02/17 (a)(d)	452,250

Total Corporate Bonds - 18.5% (cost $21,840,605)			23,559,309

GOVERNMENT BONDS - 102.7%
ARGENTINA - 0.8%
		Argentine Republic Government International Bond,
USD	180	8.75%, 6/02/17	162,000
		Republic of Argentina,
USD	590	7.00%, 9/12/13	565,318

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2012

Principal Amount (000)	Description		Value (US$)
GOVERNMENT BONDS (continued)
ARGENTINA (continued)
		Republic of Argentina,
USD	470	7.00%, 4/17/17	$341,912

			1,069,230

AUSTRALIA - 25.3%
		Australia Government Bond,
AUD	3,000	4.50%, 10/21/14	3,273,576
		Australia Government Bond,
AUD	700	4.75%, 4/21/27	853,132
		Australia Government Bond,
AUD	2,400	5.50%, 1/21/18	2,877,483
		Australia Government Bond,
AUD	1,610	5.50%, 4/21/23	2,057,783
		Australia Government Bond,
AUD	4,600	5.75%, 5/15/21	5,881,555
		Australia Government Bond,
AUD	7,710	5.75%, 7/15/22	9,990,230
		Queensland Treasury Corp.,
AUD	1,600	6.00%, 6/14/21 (e)	1,954,305
		Treasury Corp. of Victoria,
AUD	3,400	5.75%, 11/15/16	3,901,747
		Treasury Corp. of Victoria,
AUD	1,115	6.00%, 6/15/20	1,345,501

			32,135,312

BRAZIL - 1.9%
		Brazil Notas do Tesouro Nacional Serie F,
BRL	430	10.00%, 1/01/14	215,685
		Brazil Notas do Tesouro Nacional Serie F,
BRL	429	10.00%, 1/01/15	216,659
		Brazil Notas do Tesouro Nacional Serie F,
BRL	1,710	10.00%, 1/01/17	863,605
		Brazil Notas do Tesouro Nacional Serie F,
BRL	1,950	10.00%, 1/01/21	978,813
		Brazilian Government International Bond,
USD	150	5.625%, 1/07/41 (a)	195,750

			2,470,512

CANADA - 14.7%
		Canadian Government Bond,
CAD	2,000	8.00%, 6/01/23	3,212,225
		Canadian Government Bond,
CAD	2,000	9.00%, 6/01/25	3,604,308
		Canadian Government Bond,
CAD	3,000	10.25%, 3/15/14	3,430,294
		Hydro Quebec,
CAD	2,000	9.625%, 7/15/22	3,157,461
		Ontario Electricity Financial Corp.,
CAD	500	8.50%, 5/26/25	785,257
		Province of British Columbia Canada,
CAD	2,200	8.50%, 8/23/13	2,361,679
		Province of New Brunswick,
CAD	2,000	7.75%, 1/13/14	2,163,434

			18,714,658

COLOMBIA - 0.3%
		Colombia Government International Bond,
USD	240	7.375%, 3/18/19	319,200

CROATIA - 0.8%
		Croatia Government International Bond,
USD	500	6.25%, 4/27/17 (d)	516,900
		Croatia Government International Bond,
USD	420	6.625%, 7/14/20 (d)	432,600
		Croatia Government International Bond,
USD	100	6.75%, 11/05/19 (d)	105,000

			1,054,500

DOMINICAN REPUBLIC - 1.0%
		Dominican Republic International Bond,
USD	710	7.50%, 5/06/21 (d)	772,835
		Dominican Republic International Bond,
USD	400	8.625%, 4/20/27 (d)	440,000

			1,212,835

EGYPT - 0.4%
		Egypt Government International Bond,
USD	400	6.875%, 4/30/40 (d)	344,000
		Egypt Government International Bond,
USD	200	6.875%, 4/30/40 (d)	172,000

			516,000

EL SALVADOR - 0.2%
		El Salvador Government International Bond,
USD	200	8.25%, 4/10/32 (d)	230,000

HUNGARY - 1.2%
		Hungary Government Bond,
HUF	132,000	7.00%, 6/24/22	559,519
		Hungary Government Bond,
HUF	115,000	8.00%, 2/12/15	510,241

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2012

Principal Amount (000)	Description		Value (US$)
GOVERNMENT BONDS (continued)
HUNGARY (continued)
		Hungary Government International Bond,
EUR	400	4.50%, 1/29/14	$488,272

			1,558,032

LITHUANIA - 0.9%
		Lithuania Government International Bond,
USD	140	6.125%, 3/09/21 (d)	160,132
		Lithuania Government International Bond,
USD	300	6.625%, 2/01/22 (d)	355,950
		Lithuania Government International Bond,
USD	620	6.75%, 1/15/15 (d)	675,800

			1,191,882

MALAYSIA - 1.2%
		Malaysia Government Bond,
MYR	850	3.21%, 5/31/13	272,066
		Malaysia Government Bond,
MYR	3,600	4.012%, 9/15/17	1,193,680

			1,465,746

MEXICO - 2.7%
		Mexico Fixed Rate Bonds,
MXN	3,000	7.25%, 12/15/16	246,636
		Mexico Fixed Rate Bonds,
MXN	5,100	7.50%, 6/03/27	450,668
		Mexico Fixed Rate Bonds,
MXN	3,350	8.00%, 12/07/23	310,035
		Mexico Government International Bond,
USD	1,780	6.05%, 1/11/40 (a)	2,462,630

			3,469,969

NEW ZEALAND - 20.2%
		New Zealand Government Bond,
NZD	900	5.00%, 3/15/19	807,750
		New Zealand Government Bond,
NZD	8,460	5.50%, 4/15/23	8,042,432
		New Zealand Government Bond,
NZD	7,150	6.00%, 4/15/15	6,302,473
		New Zealand Government Bond,
NZD	1,700	6.00%, 12/15/17	1,583,600
		New Zealand Government Bond,
NZD	8,305	6.00%, 5/15/21	8,061,613
		Province of Manitoba,
NZD	1,000	6.375%, 9/01/15	870,792

			25,668,660

PAKISTAN - 0.4%
		Pakistan Government International Bond,
USD	600	6.875%, 6/01/17 (d)	477,000

PERU - 1.4%
		Peru Government Bond,
PEN	1,850	7.84%, 8/12/20	851,240
		Peruvian Government International Bond,
USD	730	5.625%, 11/18/50	961,775

			1,813,015

PHILIPPINES - 1.0%
		Philippine Government International Bond,
USD	850	6.375%, 10/23/34	1,156,000
		Philippine Government International Bond,
USD	40	8.375%, 6/17/19	54,800

			1,210,800

POLAND - 0.1%
		Poland Government Bond,
PLN	450	5.75%, 9/23/22	143,586

QATAR - 0.8%
		Qatar Government International Bond,
USD	520	5.25%, 1/20/20 (a)(d)	611,780
		Qatar Government International Bond,
USD	330	6.40%, 1/20/40 (a)(d)	453,750

			1,065,530

ROMANIA - 0.5%
		Romanian Government International Bond,
USD	600	6.75%, 2/07/22 (d)	634,500

RUSSIA - 1.1%
		Russian Foreign Bond - Eurobond,
USD	500	5.00%, 4/29/20 (d)	567,000
		Russian Foreign Bond - Eurobond,
USD	523	7.50%, 3/31/30 (d)	649,510
		Vnesheconombank Via VEB Finance PLC,
USD	100	6.80%, 11/22/25 (d)	114,210

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (continued)

As of July 31, 2012

Principal Amount (000)	Description		Value (US$)
GOVERNMENT BONDS (continued)
RUSSIA (continued)
		Vnesheconombank Via VEB Finance PLC,
USD	100	6.902%, 7/09/20 (d)	$113,500

			1,444,220

SENEGAL - 0.4%
		Senegal Goverment International Bond,
USD	400	8.75%, 5/13/21 (d)	445,520

SERBIA - 0.5%
		Republic of Serbia,
USD	600	7.25%, 9/28/21 (d)	609,000

SOUTH AFRICA - 2.3%
		Eskom Holdings Ltd.,
USD	920	5.75%, 1/26/21 (a)(d)	1,020,050
		South Africa Government Bond,
ZAR	8,790	10.50%, 12/21/26	1,355,217
		South Africa Government International Bond,
USD	160	5.50%, 3/09/20	190,400
		South Africa Government International Bond,
USD	290	6.25%, 3/08/41	391,500

			2,957,167

TURKEY - 3.4%
		Turkey Government Bond,
TRY	3,600	9.00%, 1/27/16	2,072,931
		Turkey Government Bond,
TRY	1,200	10.50%, 1/15/20	762,181
		Turkey Government International Bond,
USD	200	5.625%, 3/30/21	226,500
		Turkey Government International Bond,
USD	560	6.25%, 9/26/22	668,500
		Turkey Government International Bond,
USD	230	7.25%, 3/15/15	255,587
		Turkey Government International Bond,
USD	300	7.50%, 11/07/19	372,750

			4,358,449

UKRAINE - 0.5%
		Ukraine Government International Bond,
USD	700	6.58%, 11/21/16 (d)	642,089

UNITED KINGDOM - 16.0%
		United Kingdom Gilt,
GBP	6,205	4.25%, 12/07/49	12,420,098
		United Kingdom Gilt,
GBP	1,180	8.00%, 9/27/13	2,018,900
		United Kingdom Gilt,
GBP	3,000	8.00%, 12/07/15	5,940,820

			20,379,818

URUGUAY - 0.8%
		Uruguay Government International Bond,
UYU	10,669	4.25%, 4/05/27 (f)	557,434
		Uruguay Government International Bond,
UYU	9,342	5.00%, 9/14/18 (f)	490,028

			1,047,462

VENEZUELA - 1.7%
		Venezuela Government International Bond,
USD	1,080	5.75%, 2/26/16 (d)	950,400
		Venezuela Government International Bond,
USD	650	7.65%, 4/21/25	464,100
		Venezuela Government International Bond,
USD	500	11.95%, 8/05/31 (d)	465,625
		Venezuela Government International Bond,
USD	240	12.75%, 8/23/22 (d)	238,800

			2,118,925

VIETNAM - 0.2%
		Vietnam Government International Bond,
USD	220	6.875%, 1/15/16 (d)	238,150

Total Government Bonds - 102.7% (cost $111,014,673)			130,661,767

SHORT-TERM INVESTMENT - 1.0%
UNITED STATES - 1.0%
USD	1,351	Repurchase Agreement, State Street Bank & Trust Co., 0.03% dated 7/31/12, due 8/01/12 in the amount of $1,351,001, (collateralized by $605,000 U.S. Treasury Bond, 4.50% maturing 5/15/38; value of $853,037 and $535,000 U.S. Treasury Note, 0.88% maturing 7/31/19; value of $531,656)	1,351,000

Total Short-Term Investment - 1.0% (cost $1,351,000)			1,351,000

Total Investments - 122.2% (cost $134,206,278)			155,572,076

Liabilities in Excess of Other Assets - (22.2)%			(28,293,318)

Net Assets - 100.0%			$127,278,758

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of July 31, 2012

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

EUR - Euro Currency

GBP - British Pound Sterling

HUF - Hungarian Forint

MXN - Mexican Peso

MYR - Malaysian Ringgit

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PLN - Polish Zloty

RUB - New Russian Ruble

TRY - Turkish Lira

USD - U.S. Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

(a)	The maturity date presented for these instruments represents the next call/put date.

(b)	Indicates a variable rate security. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at July 31, 2012.

(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.

(d)	Denotes a restricted security, see Note (c).

(e)	This security is government guaranteed.

(f)	Inflation linked security.

At July 31, 2012, the Fund’s open forward foreign currency exchange contracts were as follows:

Sale Contracts Settlement Date	Counterparty	Amount Purchased	Amount Sold	Fair Value	Unrealized Depreciation
United States Dollar/British Pound
10/24/12	Morgan Stanley	USD 5,301,768	GBP 3,413,000	$5,350,883	$(49,115)
United States Dollar/Euro Currency
10/24/12	JPMorgan Chase	USD 443,073	EUR 360,000	443,403	(330)
United States Dollar/Hungarian Forint
10/24/12	Citibank	USD 482,351	HUF 114,161,000	492,955	(10,604)
United States Dollar/New Zealand Dollar
10/24/12	Citibank	USD 8,245,758	NZD 10,435,000	8,402,590	(156,832)
United States Dollar/Turkish Lira
10/24/12	Citibank	USD 1,075,994	TRY 1,983,000	1,090,775	(14,781)

				$15,780,606	$(231,662)

At July 31, 2012, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Depreciation
USD	20,000,000	10/31/14	Deutsche Bank	Receive	3-month LIBOR Index	0.82%	$(217,187)
USD	4,000,000	08/19/16	UBS	Receive	3-month LIBOR Index	1.20%	(110,523)
USD	16,000,000	10/31/16	Barclays Bank	Receive	3-month LIBOR Index	1.42%	$(574,477)

							$(902,187)

See Notes to Portfolio of Investments.

Aberdeen Global Income Fund, Inc.

Portfolio Composition (unaudited)

Quality of Investments

As of July 31, 2012, 70.5% of the Fund’s total investments were invested in securities where either the issue or the issuer was rated at “A” or better by Standard & Poor’s or Moody’s Investors Service, Inc., or, if unrated, judged to be of equivalent quality by the Investment Manager. The table below shows the asset quality of the Fund’s portfolio as of July 31, 2012, compared with the previous nine and twelve months:

	AAA/Aaa	AA/Aa	A	BBB/Baa	BB/Ba*	B*	CCC*
Date	%	%	%	%	%	%	%
July 31, 2012	45.9	17.3	7.3	17.0	6.4	5.8	0.3
October 31, 2011	42.7	23.2	6.9	12.4	8.2	6.6	0.0
July 31, 2011	47.7	16.1	7.0	13.9	8.6	6.7	0.0

*	Below investment grade

Geographic Composition

The Fund’s investments are divided into three categories: Developed Markets, Investment Grade Developing Markets and Sub-Investment Grade Developing Markets. The table below shows the geographical composition (with U.S. Dollar-denominated bonds issued by foreign issuers allocated into country of issuance) of the Fund’s total investments as of July 31, 2012, compared with the previous nine and twelve months:

	Developed Markets	Investment Grade Developing Markets	Sub-Investment Grade Developing Markets
Date	%	%	%
July 31, 2012	75.1	12.9	12.0
October 31, 2011	76.0	11.5	12.5
July 31, 2011	74.4	12.7	12.9

Currency Composition

The table below shows the currency composition of the Fund’s total investments as of July 31, 2012, compared with the previous nine and twelve months:

	Developed Markets	Investment Grade Developing Markets	Sub-Investment Grade Developing Markets
Date	%	%	%
July 31, 2012	94.5	3.7	1.8
October 31, 2011	96.1	2.1	1.8
July 31, 2011	94.3	3.1	2.6

Maturity Composition

As of July 31, 2012, the average maturity of the Fund’s total investments was 10.5 years, compared with 10.2 years at October 31, 2011 and 10.1 years at July 31, 2011. The table below shows the maturity composition of the Fund’s investments as of July 31, 2012, compared with the previous nine and twelve months:

	Under 3 Years	3 to 5 Years	5 to 10 Years	10 Years & Over
Date	%	%	%	%
July 31, 2012	18.7	14.0	37.9	29.4
October 31, 2011	24.8	11.6	28.4	35.2
July 31, 2011	22.3	13.5	33.0	31.2

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited)

July 31, 2012

Summary of Significant Accounting Policies

(a) Security Valuation:

The Fund is required to value its securities at fair value, which is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Securities are valued at the “Valuation Time.” The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). Equity securities are typically valued at the last quoted sale price. If there is no sale price available, the last quoted mean price provided by an independent pricing service approved by the Board of Directors (the “Board”) is used. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Prices are typically obtained from the primary market or exchange on which each security trades. Investment companies are valued at net asset value as reported by such company. Securities using this pricing methodology are categorized as Level 1 investments for purposes of ASU 820.

Securities listed on a foreign exchange are valued either at fair value (see description below) or at the last sale price at the close of the exchange on which the security is principally traded. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board.

The Fund’s equity securities that are traded on a foreign exchange or market which closes prior to the Fund’s Valuation Time are fair valued by an independent pricing service. The fair value of each such security generally is calculated by applying a valuation factor provided by the independent pricing service to the last sales price for that security. The Fund receives a factor for each security from a third party pricing provider. If the pricing service is unable to provide a valuation factor for a security, the security will continue to be valued at the last sale price at the close of the exchange on which it is principally traded, subject to adjustment by the Fund’s Pricing Committee, if deemed necessary. When the fair value prices are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. Securities using this valuation factor are categorized as Level 2 investments.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board. In the event such quotes are not available from such pricing agents, then the security may be priced based on bid quotations from broker-dealers. Short-term debt securities of sufficient credit quality, such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair value. Securities using these pricing methodologies are categorized as Level 2 investments.

Forward foreign currency contracts are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by a Board approved pricing agent. Swap agreements are valued daily based on the terms of the swap agreement by an independent pricing service provider. Bank loans are valued based on the terms of the bank loan by an independent pricing service provider. Forward foreign currency contracts, swap agreements and bank loans are categorized as Level 2 investments.

Future contracts traded on an exchange are valued at settlement price and are categorized as Level 1 investments.

A description of standard inputs considered by the third party pricing vendors in determining their evaluated prices for Level 2 securities is provided below.

Security Type	Standard inputs considered
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity
Bank Loans	Reported trade data and broker-dealer price quotations
Forward foreign currency contracts	Forward exchange rate quotations
Foreign Equities utilizing a valuation factor	Fair value of market and/or sector indices, futures, depositary receipts, and ETFs, exchange rates, and historical opening and closing prices of each security
Swap agreements	Market information pertaining to the underlying reference assets, i.e., credit spreads, credit event probabilities, fair values, forward rates, and volatility measures

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2012

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Fund’s investment manager or designee, are valued at fair value under procedures approved by the Board. In addition, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

For the period ended July 31, 2012, there have been no changes to the valuation procedures approved by the Board.

The Fund utilizes a three-tier fair value hierarchy to establish a classification of fair value measurements for disclosure purposes. The Level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – quoted prices in active markets for identical investments;

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc); or

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments, information provided by the General Partner or investee companies such as publicly traded prices, financial statements, capital statements).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2012 in valuing the Fund’s investments carried at value. Refer to the Portfolio of Investments for a detailed breakout of the security types:

Assets	Level 1	Level 2	Level 3
Fixed Income Investments
Corporate Bonds	$—	$23,559,309	$—
Government Bonds	—	130,661,767	—

Total Fixed Income Investments	—	154,221,076	—
Short-Term Investment	—	1,351,000	—

Total Investments	$—	$155,572,076	$—

Total Assets	$—	$155,572,076	$—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(231,662)	$—
Interest Rate Swap Agreements	—	(902,187)	—

Total Liabilities – Other Financial Instruments	$—	$(1,133,849)	$—

Amounts listed as “—” are $0 or round to $0.

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2012

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. During the period ended July 31, 2012, there were no transfers between fair value measurement levels. For the period ended July 31, 2012, there have been no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements:

The Fund may enter into repurchase agreements. It is the Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited. The Fund held a repurchase agreement of $1,351,000 as of July 31, 2012.

(c) Restricted Securities:

Restricted securities are privately-placed securities whose resale is restricted under U.S. securities laws. The Fund may invest in restricted securities, including unregistered securities eligible for resale without registration pursuant to Rule 144A and privately-placed securities of U.S. and non-U.S. issuers offered outside the U.S. without registration pursuant to Regulation S under the Securities Act of 1933, as amended (the “1933 Act”). Rule 144A Securities may be freely traded among certain qualified institutional investors, such as the Fund, but resale of such securities in the U.S. is permitted only in limited circumstances.

(d) Foreign Currency Translation:

Foreign currency amounts are translated into U.S. Dollars on the following basis:

(i)	market value of investment securities, other assets and liabilities – at the exchange rates at the current daily rates of exchange; and

(ii)	purchases and sales of investment securities, income and expenses – at the rate of exchange prevailing on the respective dates of such transactions.

The Fund isolates that portion of the results of operations arising from changes in the foreign exchange rates due to the fluctuations in the market prices of the securities held at the end of the reporting period. Similarly, the Fund isolates the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the reporting period.

Net exchange gain/(loss) is realized from sales and maturities of portfolio securities, sales of foreign currencies, settlement of securities transactions, dividends, interest and foreign withholding taxes recorded on the Fund’s books. Net unrealized foreign exchange appreciation/(depreciation) includes changes in the value of portfolio securities and other assets and liabilities arising as a result of changes in the exchange rate. The net realized and unrealized foreign exchange gain/(loss) shown in the composition of net assets represents foreign exchange gain/(loss) for book purposes that may not have been recognized for tax purposes.

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (continued)

July 31, 2012

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin, including unanticipated movements in the value of the foreign currency relative to the U.S. Dollar. Generally, when the U.S. Dollar rises in value against foreign currency, the Fund’s investments denominated in that currency will lose value because its currency is worth fewer U.S. Dollars; the opposite effect occurs if the U.S. Dollar falls in relative value.

(e) Derivative Financial Instruments:

The Fund is authorized to use derivatives to manage currency risk, credit risk and interest rate risk and to replicate or as a substitute for physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

Forward Foreign Currency Exchange Contracts:

A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase and sell a specific currency at a future date at a price set at the time of the contract. Forward contracts are used to manage the Fund’s currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to the benchmark. The use of forward contracts allows the separation of decision making between markets and their currencies. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. Forward contracts’ prices are received daily from an independent pricing provider. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates.

Futures Contracts:

The Fund may invest in financial futures contracts (“futures contracts”) for the purpose of hedging its existing portfolio securities or securities that the Fund intends to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s net asset value (“NAV”) after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (“initial margin deposit”). Subsequent payments, known as “variation margin,” are calculated each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. An unrealized gain or (loss) equal to the variation margin is recognized on a daily basis. Futures contracts are valued daily at their last quoted sale price on the exchange on which they are traded.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value/market value of the underlying hedged assets.

Swaps:

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swaps only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the difference between the two

Aberdeen Global Income Fund, Inc.

Notes to Portfolio of Investments (unaudited) (concluded)

July 31, 2012

payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. The Fund records unrealized gains/(losses) on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains/(losses). Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains/(losses) from terminated swaps are included in net realized gains/(losses) on swap contracts transactions.

The Fund is a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the-counter derivative and foreign exchange contracts, entered into by the Fund and the counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

(f) Security Transactions, Investment Income and Expenses:

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized on an effective yield basis over the estimated lives of the respective securities. Expenses are accrued on a daily basis.

(g) Distributions:

It is the Fund’s current policy to pay distributions from net investment income supplemented by net realized foreign exchange gains, net realized short-term capital gains and return of capital distributions, if necessary, on a monthly basis. The Fund will also declare and pay distributions at least annually from net realized gains on investment transactions and net realized foreign exchange gains, if any. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments for foreign currencies, loss deferrals and recognition of market discount and premium.

(h) Federal Income Taxes:

At July 31, 2012, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were as follows:

Tax Cost Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$144,054,752	$13,340,723	$(1,823,399)	$11,517,324

Aberdeen Global Income Fund, Inc.

Item 2 – Controls and Procedures

(a)	It is the conclusion of the Registrant’s principal executive officer and principal financial officer that the effectiveness of the Registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the Registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the Registrant has been accumulated and communicated to the Registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)	Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Global Income Fund, Inc.

By:	/s/Christian Pittard
Christian Pittard, President of Aberdeen Global Income Fund, Inc.

Date:	September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Christian Pittard
Christian Pittard, President of Aberdeen Global Income Fund, Inc.

Date:	September 26, 2012

By:	/s/Andrea Melia
Andrea Melia, Treasurer of Aberdeen Global Income Fund, Inc.

Date:	September 26, 2012